Short-Term Borrowing - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2016 HKD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Long-term borrowings due within one year					¥ 31,624,560	$ 4,860,606
Interest payable			¥ 412,626		9,505,843	1,461,021
L&A International Holding Limited
Short-term Debt [Line Items]
Line of credit annual interest rate	2.00%						2.00%
Share received related to payment of service fee	769,481,940
Conversion ratio basis	One-to-five stock split
Line of credit amount	$ 11,800,000				¥ 77,100,000	$ 11,900,000	$ 92.3
Line of credit , duration	24 months
Amount of shares pledged	417,440,000
Entrusted Bank Borrowing Agreement
Short-term Debt [Line Items]
Line of credit annual interest rate					12.00%	12.00%			12.00%	12.00%
Bank borrowing amount									¥ 31,600,000	$ 4,900,000
Long-term borrowings due within one year					¥ 38,900,000	$ 6,000,000
Interest payable					¥ 7,300,000	$ 1,100,000
Bank of Shanghai
Short-term Debt [Line Items]
Credit facility term		1 year
Proceeds from credit facility			¥ 25,000,000	$ 3,800,000
Line of credit annual interest rate			6.525%
Bank of Shanghai | Investor Financial Solutions, Llc
Short-term Debt [Line Items]
Credit facility		¥ 50,000,000						$ 7,700,000